Debt Obligation (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	$ 3,023,548	$ 2,995,977
Amount due within one year	91,590	91,559
Amounts due beyond one year	2,931,958	2,904,418
TMCL II Secured Debt Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	892,100	852,100
TMCL IV Secured Debt Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	177,400	165,000
TL Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	574,000	684,500
TL Revolving Credit Facility II
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	160,000
TW Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	156,020	134,290
TAP Funding Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	129,500	126,000
TL Term Loan
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	436,100	475,700
2013-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	232,271	262,109
2014-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	$ 266,157	$ 296,278